THE ARBITRAGE FUNDS

The Water Island Long/Short Fund

(the “Fund”)

Supplement dated July 10, 2019 to the Prospectus

dated September 30, 2018, as supplemented to date

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Effective immediately, Class A and Class C shares of the Fund are closed to purchases and exchanges. Effective July 31, 2019, Class A and Class C shares of the Fund will be liquidated.

Please retain this supplement for future reference.